Derivative Instruments (Change In Fair Value Of Derivative Instruments) (Details) - Other Income [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Not Designated as Hedging Instrument [Member] | Derivative assets
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ 1,030	$ 6,811	$ (10,148)
Not Designated as Hedging Instrument [Member] | Derivative liabilities
Derivatives, Fair Value [Line Items]
Change in Fair Value	(1,190)	(6,811)	10,148
Designated as Hedging Instrument [Member] | Derivative assets
Derivatives, Fair Value [Line Items]
Change in Fair Value	25	0	0
Designated as Hedging Instrument [Member] | Derivative liabilities
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ 12	$ 0	$ 0